Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-42037
Entity Registrant Name	Sow Good Inc.
Entity Central Index Key	0001490161
Entity Tax Identification Number	27-2345075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	433 Broadway
Entity Address, Address Line Two	Unit 216
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(908)
Local Phone Number	693-9488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SOWG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false